Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable

	December 31, 2022	December 31, 2021
Secured Royalty Participation Agreements (1)	$150,000	$150,000
Vehicle and equipment loans (2)	11,246	18,123
Notes payable (3) (6)	285,000	285,000
Convertible notes payable, net of discount (4)	482,885	602,787
SBA loans (5)	–	219,465
Total notes payable, net of discount	$929,131	$1,275,375